J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Value Advantage Fund

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Growth Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.35	0.36	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.10	0.11	0.10

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.16	1.67	0.91

Fee Waivers and/or Expense Reimbursements[3]	(0.02)	(0.03)	(0.02)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

SUP-MCEACIL-719

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	872	1,128	1,858

CLASS C SHARES ($)	267	524	905	1,974

CLASS I SHARES ($)	91	288	502	1,118

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	872	1,128	1,858

CLASS C SHARES ($)	167	524	905	1,974

CLASS I SHARES ($)	91	288	502	1,118

JPMorgan Intrepid Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.39	0.38	0.37

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.14	0.13	0.12

Total Annual Fund Operating Expenses	1.19	1.68	0.92

Fee Waivers and/or Expense Reimbursements[3]	(0.05)	(0.04)	(0.03)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	873	1,136	1,884

CLASS C SHARES ($)	267	522	905	1,980

CLASS I SHARES ($)	91	287	503	1,126

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	873	1,136	1,884

CLASS C SHARES ($)	167	522	905	1,980

CLASS I SHARES ($)	91	287	503	1,126

JPMorgan Value Advantage Fund — Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.34	0.34	0.34

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.09	0.09	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.15	1.65	0.90

Fee Waivers and/or Expense Reimbursements[3]	(0.01)	(0.01)	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	870	1,124	1,848

CLASS C SHARES ($)	267	519	896	1,954

CLASS I SHARES ($)	91	286	497	1,107

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	870	1,124	1,848

CLASS C SHARES ($)	167	519	896	1,954

CLASS I SHARES ($)	91	286	497	1,107

JPMorgan Value Advantage Fund — Class L Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees[1]	0.55%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.19

Service Fees	0.10

Remainder of Other Expenses[2]	0.09

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.75

Fee Waivers and/or Expense Reimbursements[3]	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.74

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75% of the average daily net assets of Class L Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	76	237	411	918

On the Effective Date, the information relating to the JPMorgan Intrepid Mid Cap Fund in the tables in the “Additional Fee and Expense Information” section of the Prospectus will be deleted and replaced with the following:

	Class	Net Expense Ratio*	Gross Expense Ratio**
JPMorgan Intrepid Mid Cap Fund	A	1.14%	1.29%
	C	1.64%	1.78%

	I	0.89%	1.02%

*	The Net Expense Ratio is based on the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

**	Effective August 1, 2019, based on the reduction in the management fees, the Gross Expense Ratio will be as follows: 1.19%, 1.68% and 0.92% for Class A, Class C and Class I Shares, respectively.

JPMorgan Intrepid Mid Cap Fund*

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$635	–0.51%	–1.59%	–1.59%	$167	5.00%	3.36%	3.36%
October 31, 2020	114	4.46	2.21	3.86	172	10.25	6.83	3.36
October 31, 2021	124	9.68	6.10	3.81	182	15.76	10.38	3.32
October 31, 2022	129	15.17	10.14	3.81	189	21.55	14.04	3.32
October 31, 2023	134	20.93	14.34	3.81	195	27.63	17.83	3.32
October 31, 2024	139	26.97	18.70	3.81	201	34.01	21.74	3.32
October 31, 2025	144	33.32	23.22	3.81	208	40.71	25.78	3.32
October 31, 2026	149	39.99	27.91	3.81	215	47.75	29.96	3.32
October 31, 2027	155	46.99	32.79	3.81	222	55.13	34.28	3.32
October 31, 2028	161	54.34	37.84	3.81	229	62.89	38.73	3.32

1

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$267	4.00%	2.36%	2.36%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$91	5.00%	4.11%	4.11%
October 31, 2020	95	10.25	8.39	4.11
October 31, 2021	102	15.76	12.81	4.08
October 31, 2022	106	21.55	17.41	4.08
October 31, 2023	110	27.63	22.20	4.08
October 31, 2024	115	34.01	27.19	4.08
October 31, 2025	119	40.71	32.38	4.08
October 31, 2026	124	47.75	37.78	4.08
October 31, 2027	129	55.13	43.40	4.08
October 31, 2028	135	62.89	49.25	4.08

*

The numbers shown above reflect the reduction in the management fee and/or the effects of the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Equity Focus Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Equity Focus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fees[1]	0.50%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.21

Service Fees	NONE

Remainder of Other Expenses[2]	0.21

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.72

Fee Waivers and/or Expense Reimbursements[3]	(0.12)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.60

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.60% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages

SUP-EQR2R3R4R5R6-719

in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS R6 SHARES ($)	61	218	389	883

JPMorgan Growth Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.55%	0.55%	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.44	0.38	0.35	0.20	0.10

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.19	0.13	0.10	0.10	0.10

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.50	1.19	0.91	0.76	0.66

Fee Waivers and/or Expense Reimbursements[3]	(0.11)	(0.05)	(0.02)	(0.02)	(0.02)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.39	1.14	0.89	0.74	0.64

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.39%, 1.14%, 0.89%, 0.74% and 0.64% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	142	463	808	1,781

CLASS R3 SHARES ($)	116	373	650	1,439

CLASS R4 SHARES ($)	91	288	502	1,118

CLASS R5 SHARES ($)	76	241	420	940

CLASS R6 SHARES ($)	65	209	366	821

JPMorgan Intrepid America Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.36	0.20	0.09

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.11	0.10	0.09

Total Annual Fund Operating Expenses	1.16	0.50	0.39

Fee Waivers and/or Expense Reimbursements[3]	(0.07)	(0.06)	(0.05)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.09	0.44	0.34

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.09%, 0.44% and 0.34% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	111	362	632	1,403

CLASS R5 SHARES ($)	45	154	274	622

CLASS R6 SHARES ($)	35	120	214	488

JPMorgan Intrepid Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.37	0.21	0.11

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.12	0.11	0.11

Total Annual Fund Operating Expenses	1.17	0.51	0.41

Fee Waivers and/or Expense Reimbursements[3]	(0.08)	(0.07)	(0.07)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.09	0.44	0.34

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.09%, 0.44% and 0.34% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	111	364	636	1,413

CLASS R5 SHARES ($)	45	156	278	634

CLASS R6 SHARES ($)	35	125	223	511

JPMorgan Intrepid Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R6
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	NONE	NONE

Other Expenses	0.37	0.46	0.12

Service Fees	0.25	0.25	NONE

Remainder of Other Expenses[2]	0.12	0.21	0.12

Total Annual Fund Operating Expenses	1.17	1.01	0.67

Fee Waivers and/or Expense Reimbursements[3]	(0.03)	(0.12)	(0.03)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	0.89	0.64

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 0.89% and 0.64% of the average daily net assets of Class R3, Class R4 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R3 SHARES ($)	116	366	638	1,415

CLASS R4 SHARES ($)	91	297	534	1,214

CLASS R6 SHARES ($)	65	208	367	829

JPMorgan Intrepid Value Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	0.62	0.22	0.12

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.37	0.12	0.12

Total Annual Fund Operating Expenses	1.42	0.52	0.42

Fee Waivers and/or Expense Reimbursements[3]	(0.33)	(0.08)	(0.08)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.09	0.44	0.34

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.09%, 0.44% and 0.34% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	111	417	745	1,674

CLASS R5 SHARES ($)	45	159	283	645

CLASS R6 SHARES ($)	35	127	227	522

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.45%	0.45%	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.35	0.35	0.35	0.20	0.10

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.10	0.10	0.10	0.10	0.10

Total Annual Fund Operating Expenses	1.30	1.05	0.80	0.65	0.55

Fee Waivers and/or Expense Reimbursements[3]	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.19	0.94	0.69	0.54	0.44

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.19%, 0.94%, 0.69%, 0.54% and 0.44% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	121	390	691	1,548

CLASS R3 SHARES ($)	96	312	557	1,262

CLASS R4 SHARES ($)	70	233	422	969

CLASS R5 SHARES ($)	55	185	340	789

CLASS R6 SHARES ($)	45	154	285	668

JPMorgan U.S. Large Cap Core Plus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5	Class R6
Management Fees[1]	0.65%	0.65%	0.65%

Distribution (Rule 12b-1) Fees	0.50	NONE	NONE

Other Expenses	1.22	1.05	0.94

Dividend Expense on Short Sales	0.85	0.85	0.85

Service Fees	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.12	0.10	0.09

Total Annual Fund Operating Expenses	2.37	1.70	1.59

Fee Waivers and/or Expense Reimbursements[3]	(0.07)	(0.05)	(0.04)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	2.30	1.65	1.55

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.45%, 0.80% and 0.70% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	233	733	1,259	2,701

CLASS R5 SHARES ($)	168	531	918	2,004

CLASS R6 SHARES ($)	158	498	862	1,886

JPMorgan Value Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.55%	0.55%	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.45	0.37	0.34	0.22	0.09

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.20	0.12	0.09	0.12	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.51	1.18	0.90	0.78	0.65

Fee Waivers and/or Expense Reimbursements[3]	(0.12)	(0.04)	(0.01)	(0.04)	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.39	1.14	0.89	0.74	0.64

1	Management Fees have been restated to reflect current fees.

2

“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 1/1/19.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.39%, 1.14%, 0.89%, 0.74% and 0.64% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	142	465	812	1,791

CLASS R3 SHARES ($)	116	371	645	1,428

CLASS R4 SHARES ($)	91	286	497	1,107

CLASS R5 SHARES ($)	76	245	429	962

CLASS R6 SHARES ($)	65	207	361	809

On the Effective Date, the information relating to the JPMorgan Intrepid Mid Cap Fund and JPMorgan Large Cap Growth Fund in the tables in the “Additional Fee and Expense Information” section of the Prospectus will be deleted and replaced with the following:

	Class	Net Expense Ratio*	Gross Expense Ratio**
JPMorgan Intrepid Mid Cap Fund	R3	1.14%	1.27%
	R4	0.89%	1.11%
	R6	0.64%	0.77%
JPMorgan Large Cap Growth Fund	R2	1.19%	1.35%
	R3	0.94%	1.10%
	R4	0.69%	0.85%
	R5	0.54%	0.70%
	R6	0.44%	0.60%

*	The Net Expense Ratio is based on the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

**

Effective August 1, 2019, based on the reduction in the management fees, the Gross Expense Ratio will be as follows: 1.17%, 1.01% and 0.67% for Class R3, Class R4 and Class R6 Shares, respectively, of the JPMorgan Intrepid Mid Cap Fund and 1.30%, 1.05%, 0.80%, 0.65% and 0.55% for Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively, of the JPMorgan Large Cap Growth Fund.

JPMorgan Intrepid Mid Cap Fund*

	Class R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$116	5.00%	3.86%	3.86%
October 31, 2020	121	10.25	7.87	3.86
October 31, 2021	129	15.76	12.00	3.83
October 31, 2022	134	21.55	16.29	3.83
October 31, 2023	139	27.63	20.74	3.83
October 31, 2024	144	34.01	25.37	3.83
October 31, 2025	149	40.71	30.17	3.83
October 31, 2026	155	47.75	35.16	3.83
October 31, 2027	161	55.13	40.33	3.83
October 31, 2028	167	62.89	45.71	3.83

	Class R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$91	5.00%	4.11%	4.11%
October 31, 2020	95	10.25	8.39	4.11
October 31, 2021	112	15.76	12.71	3.99
October 31, 2022	116	21.55	17.21	3.99
October 31, 2023	121	27.63	21.89	3.99
October 31, 2024	126	34.01	26.75	3.99
October 31, 2025	131	40.71	31.81	3.99
October 31, 2026	136	47.75	37.07	3.99
October 31, 2027	141	55.13	42.54	3.99
October 31, 2028	147	62.89	48.22	3.99

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$65	5.00%	4.36%	4.36%
October 31, 2020	68	10.25	8.91	4.36
October 31, 2021	75	15.76	13.63	4.33
October 31, 2022	78	21.55	18.55	4.33
October 31, 2023	81	27.63	23.68	4.33
October 31, 2024	85	34.01	29.03	4.33
October 31, 2025	88	40.71	34.62	4.33
October 31, 2026	92	47.75	40.45	4.33
October 31, 2027	96	55.13	46.53	4.33
October 31, 2028	100	62.89	52.88	4.33

*

The numbers shown above reflect the reduction in the management fee and/or the effects of the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

JPMorgan Large Cap Growth Fund*

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$121	5.00%	3.81%	3.81%
October 31, 2020	126	10.25	7.77	3.81
October 31, 2021	143	15.76	11.75	3.70
October 31, 2022	148	21.55	15.89	3.70
October 31, 2023	153	27.63	20.18	3.70
October 31, 2024	159	34.01	24.62	3.70
October 31, 2025	165	40.71	29.23	3.70
October 31, 2026	171	47.75	34.01	3.70
October 31, 2027	177	55.13	38.97	3.70
October 31, 2028	184	62.89	44.11	3.70

	Class R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$96	5.00%	4.06%	4.06%
October 31, 2020	100	10.25	8.28	4.06
October 31, 2021	116	15.76	12.56	3.95
October 31, 2022	121	21.55	17.01	3.95
October 31, 2023	125	27.63	21.63	3.95
October 31, 2024	130	34.01	26.43	3.95
October 31, 2025	135	40.71	31.43	3.95
October 31, 2026	141	47.75	36.62	3.95
October 31, 2027	146	55.13	42.02	3.95
October 31, 2028	152	62.89	47.63	3.95

	Class R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$70	5.00%	4.31%	4.31%
October 31, 2020	74	10.25	8.81	4.31
October 31, 2021	89	15.76	13.38	4.20
October 31, 2022	93	21.55	18.14	4.20
October 31, 2023	96	27.63	23.10	4.20
October 31, 2024	101	34.01	28.27	4.20
October 31, 2025	105	40.71	33.66	4.20
October 31, 2026	109	47.75	39.27	4.20
October 31, 2027	114	55.13	45.12	4.20
October 31, 2028	119	62.89	51.21	4.20

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$55	5.00%	4.46%	4.46%
October 31, 2020	58	10.25	9.12	4.46
October 31, 2021	72	15.76	13.87	4.35
October 31, 2022	76	21.55	18.82	4.35
October 31, 2023	79	27.63	23.99	4.35
October 31, 2024	82	34.01	29.38	4.35
October 31, 2025	86	40.71	35.01	4.35
October 31, 2026	90	47.75	40.88	4.35
October 31, 2027	94	55.13	47.01	4.35
October 31, 2028	98	62.89	53.41	4.35

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$45	5.00%	4.56%	4.56%
October 31, 2020	47	10.25	9.33	4.56
October 31, 2021	61	15.76	14.19	4.45
October 31, 2022	64	21.55	19.27	4.45
October 31, 2023	67	27.63	24.58	4.45
October 31, 2024	70	34.01	30.13	4.45
October 31, 2025	73	40.71	35.92	4.45
October 31, 2026	76	47.75	41.97	4.45
October 31, 2027	80	55.13	48.28	4.45
October 31, 2028	83	62.89	54.88	4.45

*

The numbers shown above reflect the reduction in the management fee and/or the effects of the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Intrepid Value Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(Class T Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Growth Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.55%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	0.35

Service Fees	0.25

Remainder of Other Expenses[2]	0.10

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.16

Fee Waivers and/or Expense Reimbursements[3]	(0.02)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

SUP-EQT-719

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	363	607	870	1,622

JPMorgan Intrepid Value Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.30%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	0.37

Service Fees	0.25

Remainder of Other Expenses[2]	0.12

Total Annual Fund Operating Expenses	0.92

Fee Waivers and/or Expense Reimbursements[3]	(0.09)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.83

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.83% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	333	527	738	1,345

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.45%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	0.36

Service Fees	0.25

Remainder of Other Expenses[2]	0.11

Total Annual Fund Operating Expenses	1.06

Fee Waivers and/or Expense Reimbursements[3]	(0.12)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.94

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.94% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	344	555	797	1,490

JPMorgan U.S. Large Cap Core Plus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.65%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	1.21

Dividend Expense on Short Sales	0.85

Service Fees	0.25

Remainder of Other Expenses[2]	0.11

Total Annual Fund Operating Expenses	2.11

Fee Waivers and/or Expense Reimbursements[3]	(0.16)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.95

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.10% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	443	879	1,341	2,618

JPMorgan Value Advantage Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.55%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	0.34

Service Fees	0.25

Remainder of Other Expenses[2]	0.09

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.15

Fee Waivers and/or Expense Reimbursements[3]	(0.01)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	363	605	866	1,612

On the Effective Date, the information relating to the JPMorgan Large Cap Growth Fund in the table in the “Additional Fee and Expense Information” section of the Prospectus will be deleted and replaced with the following:

	Class	Net Expense Ratio*	Gross Expense Ratio**

JPMorgan Large Cap Growth Fund	T	0.94%	1.11%

*	The Net Expense Ratio is based on the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.
**	Effective August 1, 2019, based on the reduction in the management fees, the Gross Expense Ratio for Class T Shares will be 1.06%.

JPMorgan Large Cap Growth Fund*

	Class T
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$344	2.38%	1.46%	1.46%
October 31, 2020	97	7.49	5.58	4.06
October 31, 2021	114	12.87	9.74	3.94
October 31, 2022	119	18.51	14.06	3.94
October 31, 2023	123	24.44	18.56	3.94
October 31, 2024	128	30.66	23.23	3.94
October 31, 2025	133	37.19	28.08	3.94
October 31, 2026	138	44.05	33.13	3.94
October 31, 2027	144	51.25	38.37	3.94
October 31, 2028	150	58.82	43.82	3.94

*

The numbers shown above reflect the reduction in the management fee and/or the effects of the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE